Statement of Changes in Net Assets Available for Benefits - EBP 94-2156203 002 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Investment income:
Dividends and capital gains distributions	$ 2,816,239	$ 2,492,997
Net appreciation in fair value of investments	3,414,744	3,501,016
Total investment income	6,230,983	5,994,013
Interest income on notes receivable from participants	51,853	41,662
Contributions:
Participants	1,610,887	1,658,918
Employer	962,113	1,009,087
Total contributions	2,573,000	2,668,005
Total income and contributions	8,855,836	8,703,680
Benefits paid to participants	(6,431,650)	(5,984,374)
Administrative expenses	(25,168)	(26,799)
Total benefit payments and expenses	(6,456,818)	(6,011,173)
Net increase	2,399,018	2,692,507
Net assets available for benefits:
Beginning of year	64,076,183	61,383,676
End of year	$ 66,475,201	$ 64,076,183